Convertible Unsecured Subordinated Debentures - Schedule of Debt (Details) - Convertible Subordinated Debt - Convertible Unsecured Subordinated Debentures	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2016 $ / shares	Mar. 09, 2016 CAD	Mar. 01, 2016 CAD
Debt Instrument [Line Items]
Debt instrument, interest rate	5.00%			5.00%
Debt Instrument, convertible, conversion price (CAD per share) | $ / shares		$ 10.60
Convertible Unsecured Subordinated Debentures [Roll Forward]
Carrying value at December 31, 2015	CAD 0
Receipt of initial instalment, net of deferred financing costs	357,694,000
Amortization of deferred financing costs	925,000
Carrying value at December 31, 2016	358,619,000
Par value	CAD 382,950,000		CAD 1,150,000,000	CAD 1,000,000,000